CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 2,754	$ 2,447	$ 1,750	$ 8,476	$ 7,708	$ 7,691	$ 10,507
Cost of goods sold	2,572	2,277	1,599	8,183	7,100	6,488	9,859
Gross profit	182	170	151	293	608	1,203	648
Selling, general and administrative expenses	1,928	1,240	1,480	6,268	3,924	3,675	5,611
(Gain) / Loss on sale of assets			303			0	0
Loss from operations	(1,746)	(1,070)	(1,632)	(5,975)	(3,316)	(2,472)	(4,963)
Other income / (loss)
Interest expense, net	(88)	(75)	0	(1,825)	(175)	(112)	(617)
Gain (Loss) from extinguishment of debt	0	42	0	(826)	42	503	42
Other income / (loss)	(235)	0		(825)	0
Total other expenses	(323)	(33)	0	(3,476)	(133)	391	(575)
NET LOSS	$ (2,069)	$ (1,103)	$ (1,632)	$ (9,451)	$ (3,449)	$ (2,081)	$ (5,538)
Net Income / (Loss) per common share - basic and diluted	$ (7.13)	$ (8.27)	$ (544,000)	$ (40.84)	$ (25.87)	$ (15.61)	$ (39.28)
Weighted-Average Number of Common Shares Outstanding - Basic and Diluted	290,381	133,333	3	231,427	133,333	133,333	141,005